Other reserves (Tables)	12 Months Ended
Dec. 31, 2019
Other reserves.
Schedule of other reserves

				Foreign
			Share‑based	currency
	Recapitalization	Share	compensation	translation
	reserve	premium	reserve	differences	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2017	862,162	—	—	—	—	862,162
Capital contribution from the then owners (a)	337,838	—	—	—	—	337,838
Share‑based payments —Value of employee services	—	—	376	—	—	376
As at December 31, 2017	1,200,000	—	376	—	—	1,200,376

Other comprehensive income
—Foreign currency translation differences	—	—	—	396,520	—	396,520
Share premium from issuance of ordinary shares (b)	—	4,730,375	—	—	—	4,730,375
Share‑based payments —Value of employee services	—	—	7,751	—	—	7,751
Recognition of redemption liability to acquire non‑controlling interests	—	—	—	—	(183,569)	(183,569)
As at December 31, 2018	1,200,000	4,730,375	8,127	396,520	(183,569)	6,151,453

Other comprehensive income
—Foreign currency translation differences	—	—	—	78,775	—	78,775
—Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	40	40
Share premium from issuance of ordinary shares (c)	—	192,082	—	—	—	192,082
Share premium from issuance of ordinary shares upon initial public offering (d)	—	2,007,028	—	—	—	2,007,028
Share-based payments (Note 25)	—	—	76,364	—	—	76,364
Recognition of redemption liability to acquire non-controlling interests (Note 33)	—	—	—	—	(44,105)	(44,105)
As at December 31, 2019	1,200,000	6,929,485	84,491	475,295	(227,634)	8,461,637
(a)

Shanghai OneConnect was incorporated on December 29, 2015. Shenzhen OneConnect was incorporated on September 15, 2017 as the sole immediate shareholder of Shanghai OneConnect. After the Recapitalization of the Group (Note 1.2), Shenzhen OneConnect and its subsidiaries are indirectly controlled by the Company through the Contractual Arrangements. The consolidated share capital and share premium of Shenzhen OneConnect was presented as “recapitalization reserve” for the purpose of the consolidated financial statements of the Company.

(b)

The Company completed Round A Investments in April 2018 (Note 23(c)). The excess of the consideration of approximately RMB4,750,965,000 paid by Round A investors over the aggregate par value of approximately RMB6,000 and share issuance transaction cost of approximately RMB20,585,000, being RMB4,730,375,000, was credited to the share premium account of the Company.

(c)

The excess of the consideration of approximately RMB192,082,000 paid by the selling shareholders of Vantage Point Technology, View Foundation and BER Technology over the aggregate par value of approximately RMB257 (Note 23(d)), being RMB192,082,000, was credited to the share premium account of the Company.

(d)

The excess of the net proceeds of approximately RMB2,007,034,549 received from the IPO over the aggregate par value of approximately RMB6,549 (Note 23(e)), being RMB2,007,028,000, was credited to the share premium account of the Company.